Employee benefits – 401(k) - Additonal Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 02, 2017	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	1.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 2.8	$ 3.0
Cost of Sales [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		1.2	1.8
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 1.6	$ 1.2
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan ,Percentage of Deferred Employee Compensation	6.00%